ICON CONSUMER SELECT FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (99.77%)

Communications (10.23%)
Alphabet Inc*	440	$1,172,736
Amazon.com Inc*	513	1,685,226
Comcast Corp	34,600	1,935,178
eBay Inc	19,700	1,372,499
Total Communications		6,165,639

Consumer, Cyclical (44.01%)
Brunswick Corp	22,500	2,143,575
Dollar Tree Inc*	13,700	1,311,364
Five Below Inc*	13,100	2,316,211
Green Brick Partners Inc*	95,108	1,951,616
LKQ Corp*	41,400	2,083,248
Lululemon Athletica Inc*	6,300	2,549,610
Monarch Casino & Resort Inc*	42,300	2,833,677
NIKE Inc	18,400	2,672,232
PulteGroup Inc	43,100	1,979,152
Skechers USA Inc*	45,400	1,912,248
Texas Roadhouse Inc	20,200	1,844,866
Ulta Beauty Inc*	8,100	2,923,452
Total Consumer, Cyclical		26,521,251

Consumer, Non-Cyclical (6.95%)
Darling Ingredients Inc*	31,100	2,236,090
Global Payments Inc	12,400	1,953,992
Total Consumer, Non-Cyclical		4,190,082

Financial (38.57%)
Alleghany Corp*	4,600	2,872,286
American Express Co	14,200	2,378,926
Assurant Inc	11,800	1,861,450
Bank of America Corp	50,000	2,122,500
Equitable Holdings Inc	27,400	812,136
JPMorgan Chase & Co	12,900	2,111,601
Kearny Financial Corp	160,000	1,988,800
LPL Financial Holdings Inc	16,400	2,570,864
Marsh & McLennan Cos Inc	4,700	711,721
Mastercard Inc	7,500	2,607,600
Morgan Stanley	13,500	1,313,685
Visa Inc	8,500	1,893,375
Total Financial		23,244,944
Total Common Stock (Cost $44,791,066)		60,121,916

Funds (0.40%)	Shares	Value

Money Market Funds (0.40%)
First American Government Obligations Fund	243,559	243,559
Total Funds (Cost $243,559)		243,559
Total Investments (Cost $45,034,625)(a) (100.17%)		$60,365,475
Liabilities in Excess of Other Assets (-0.17%)		(105,307)
Net Assets (100.00%)		$60,260,168

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $45,036,316.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	16,513,697
Unrealized depreciation	(1,184,538)
Net unrealized appreciation	15,329,159